Inventories	6 Months Ended
Jun. 30, 2020
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Inventories
Note 6. Inventories
As of June 30, 2020 and December 31, 2019, Company’s inventories are Ps. 9,967 and Ps. 10,538, respectively. For the the six-month
period ended June 30, 2020 and 2019, the Company recognized write-downs of its inventories for Ps. 29 and Ps. 121 respectively, to net realizable value.